AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 10, 2021

No. 333-146680

No. 811-22132

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT	☒
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 106	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 108	☒

(Check appropriate box or boxes)

Aberdeen Funds

(Exact Name of Registrant as Specified in Charter)

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Address of Principal Executive Office, Zip Code)

866-667-9231

(Registrant’s Telephone Number, including Area Code)

Lucia Sitar, Esq.

c/o Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copies to:

Thomas C. Bogle, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006-1110

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on August 23, 2021 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 106 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 108 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Aberdeen Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 23, 2021, the effectiveness of the registration statement for the Registrant filed in Post-Effective Amendment No. 105 on May 28, 2021, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 106 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 105 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of New York and state of New York, on this 10th day of August, 2021.

Aberdeen Funds

/s/ Bev Hendry
Bev Hendry, President of Aberdeen Funds

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 106 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Bev Hendry	President and Chief Executive Officer	August 10, 2021
Bev Hendry

/s/ Andrea Melia	Treasurer, Chief Financial Officer And Principal Accounting Officer	August 10, 2021
Andrea Melia

/s/ Radhika Ajmera*	Trustee	August 10, 2021
Radhika Ajmera

/s/ P. Gerald Malone*	Trustee	August 10, 2021
P. Gerald Malone

/s/ Neville J. Miles*	Trustee	August 10, 2021
Neville J. Miles

/s/ Rahn K. Porter*	Trustee	August 10, 2021
Rahn K. Porter

/s/ Steven N. Rappaport*	Trustee	August 10, 2021
Steven N. Rappaport

/s/ Warren C. Smith*	Trustee	August 10, 2021
Warren C. Smith

/s/ Stephen Bird*	Trustee	August 10, 2021
Stephen Bird

By:	/s/ Lucia Sitar
Lucia Sitar (Attorney-in-Fact)

*Pursuant to a power of attorney.